CONSOLIDATED BALANCE SHEET (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 19,217,376	$ 7,164,252
Interest-bearing deposits with the Federal Reserve Bank of Boston and Federal Home Loan Bank	65,292,509	12,577,125
Money market mutual funds	5,346,422	8,342,967
Federal funds sold	2,024,000	2,787,000
Cash and cash equivalents	91,880,307	30,871,344
Interest-bearing time deposits with other banks	4,727,801	5,963,426
Investments in available-for-sale securities	56,859,126	46,289,197
Federal Home Loan Bank stock, at cost	659,600	659,600
Loans held for sale
Loans outstanding	216,552,906	205,118,164
Less allowance for loan losses	2,469,450	2,325,687
Loans, net	214,083,456	202,792,477
Premises and equipment	679,080	561,713
Accrued interest receivable	964,093	904,896
Other real estate owned		350,121
Bank owned life insurance	4,172,744	4,013,099
Other assets	3,012,872	3,160,718
Total assets	377,039,079	295,566,591
Deposits:
Demand deposits	103,778,389	55,338,463
Savings and NOW deposits	164,318,008	136,208,224
Time deposits	76,681,069	77,732,339
Total deposits	344,777,466	269,279,026
Securities sold under agreements to repurchase	3,547,736	3,235,083
Other liabilities	1,270,475	1,085,121
Total liabilities	349,595,677	273,599,230
Stockholders' equity:
Common stock, no par value; authorized 2,000,000 shares; issued and outstanding 876,808 shares and 876,394 shares, respectively, in 2011 and 864,976 shares and 864,976 shares, respectively, in 2010	9,620,201	9,381,535
Retained earnings	8,360,044	8,255,217
Treasury stock, 414 shares	(7,351)
Unearned compensation restricted stock awards	(198,830)
Accumulated other comprehensive income	717,214	260,609
Total stockholders' equity	27,443,402	21,967,361
Total liabilities and stockholders' equity	377,039,079	295,566,591
Series A Preferred stock, fixed rate cumulative perpetual
Stockholders' equity:
Preferred stock		3,850,500
Series B Preferred stock, fixed rate cumulative perpetual
Stockholders' equity:
Preferred stock		219,500
Series C Preferred stock, senior non-cumulative perpetual
Stockholders' equity:
Preferred stock	$ 8,952,124